Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
Recent Accounting Pronouncements
Note 4. Recent Accounting Pronouncements

(a)	Recent accounting pronouncements adopted during the period:

(i)	Development Stage Entities

On January 1, 2015, the Company adopted the Accounting Standards Update ("ASU") No. 2014-10, "Development Stage Entities", which intends to remove the definition of a development stage entity from the Master Glossary of the Accounting Standards Codification, thereby removing the financial reporting distinction between development stage entities and other reporting entities from U.S. GAAP. In addition, the update eliminates the requirements for development stage entities to (1) present inception-to-date information in the statements of income, cash flows, and shareholder equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. Adoption of this standard just had an impact on the Company's financial statements as the Company is no longer required to present inception-to-date information on the statements of operations, cash flows and changes in capital deficit.

(b)	Recent accounting pronouncements not yet adopted:

(i)	Revenue from Contracts with Customers

In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU No. 2014-09, "Revenue from Contracts with Customers (Topic 606)". ASU 2014-09 outlines a new, single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This new revenue recognition model provides a five-step analysis in determining when and how revenue is recognized. The new model will require revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration a company expects to receive in exchange for those goods or services. ASU 2014-09 is effective for public entities for annual reporting periods beginning after December 15, 2016 and interim periods within those periods. Early adoption is not permitted. The FASB has approved a one-year deferral of the effective date with the option to early adopt using the original effective date. Entities may use either a full retrospective or a modified retrospective approach to adopt ASU 2014-09. The Company is currently assessing the impact that adopting this new accounting guidance will have on its financial statements and footnote disclosures.

(ii)	Going Concern

In August 2014, the FASB issued ASU No. 2014-15, "Presentation of Financial Statements – Going Concern" which is authoritative guidance on management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and provide related footnote disclosures, codified in ASC 205-40, Going Concern. The guidance provides a definition of the term substantial doubt, requires an evaluation every reporting period including interim periods, provides principles for considering the mitigating effect of management's plans, requires certain disclosures when substantial doubt is alleviated as a result of consideration of management's plans, requires an express statement and other disclosures when substantial doubt is not alleviated, and requires an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). ASU No. 2015-15 is effective for annual reporting periods ending after December 15, 2017. The Company will adopt this guidance for the fiscal year ending December 31, 2018, and it will apply to each interim and annual period thereafter. Its adoption is not expected to have a material effect on the Company's consolidated financial statements.

(iii)	Income Statement – Extraordinary and Unusual Items

In January 2015, the FASB issued ASU No. 2015-01, Income Statement - Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items. ASU 2015-01 eliminates the concept of reporting extraordinary items, but retains current presentation and disclosure requirements for an event or transaction that is of an unusual nature or of a type that indicates infrequency of occurrence. Transactions that meet both criteria would now also follow such presentation and disclosure requirements. For all entities, the guidance is effective for annual periods, and interim periods within those annual periods, beginning after 15 December 2015. Early adoption is permitted; however, adoption must occur at the beginning of an annual period. Therefore the amendments in ASU 2015-01 will become effective for us as of the beginning of our 2016 fiscal year. The adoption of this guidance is not expected to have a material impact upon our financial condition or results of operations.

(iv)	Deferred Taxes

In November 2015, the FASB issued ASU No. 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes." ASU 2015-17 requires that deferred tax assets and liabilities be classified as non-current in a classified statement of financial position. The current requirement that deferred tax assets and liabilities of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this ASU. ASU 2015-17 is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods, with early adoption permitted. Its adoption is not expected to have a material effect on the Company's consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company's financial statements upon adoption.